Premises, Equipment, Lease Commitments and Other Assets	12 Months Ended
Dec. 31, 2015
Premises, Equipment, Lease Commitments, And Other Assets [Abstract]
Premises, Equipment, Lease Commitments and Other Assets

Note 7: Premises, Equipment, Lease Commitments and Other Assets

Table 7.1: Premises and Equipment

(in millions)	Dec 31, 2015	Dec 31, 2014
Land	$1,743	1,748
Buildings	8,479	8,155
Furniture and equipment	7,289	7,215
Leasehold improvements	2,131	2,009
Premises and equipment leased under capital leases	79	79
Total premises and equipment	19,721	19,206
Less: Accumulated depreciation and amortization	11,017	10,463
Net book value, premises and equipment	$8,704	8,743

Depreciation and amortization expense for premises and equipment was $1.2 billion in 2015, 2014 and 2013, respectively.
Dispositions of premises and equipment, included in noninterest expense, resulted in a net gain of $75 million in 2015, a net gain of $28 million in 2014 and a net loss of $15 million in 2013.
We have obligations under a number of noncancelable operating leases for premises and equipment. The leases predominantly expire over the next fifteen years, with the longest expiring in 2105, and many provide for periodic adjustment of rentals based on changes in various economic indicators. Some leases also include a renewal option. Table 7.2 provides the future minimum payments under capital leases and noncancelable operating leases, net of sublease rentals, with terms greater than one year as of December 31, 2015.
Table 7.2: Minimum Lease Payments

(in millions)	Operating leases	Capital leases
Year ended December 31,
2016	$1,131	2
2017	1,026	2
2018	902	3
2019	781	3
2020	628	3
Thereafter	2,234	6
Total minimum lease payments	$6,702	19
Executory costs		$(7)
Amounts representing interest		(4)
Present value of net minimum lease payments		$8

Operating lease rental expense (predominantly for premises), net of rental income, was $1.3 billion, in 2015, 2014 and 2013, respectively.
Table 7.3 presents the components of other assets.
Table 7.3: Other Assets

(in millions)	Dec 31, 2015	Dec 31, 2014
Nonmarketable equity investments:
Cost method:
Federal bank stock	$4,814	4,733
Private equity	1,626	2,300
Auction rate securities (1)	595	—
Total cost method	7,035	7,033
Equity method:
LIHTC (2)	8,314	7,278
Private equity	3,300	3,043
Tax-advantaged renewable energy	1,625	1,710
New market tax credit and other	408	379
Total equity method	13,647	12,410
Fair value (3)	3,065	2,512
Total nonmarketable equity investments	23,747	21,955
Corporate/bank-owned life insurance	19,199	18,982
Accounts receivable (4)	26,251	27,151
Interest receivable	5,065	4,871
Core deposit intangibles	2,539	3,561
Customer relationship and other amortized intangibles	614	857
Foreclosed assets:
Residential real estate:
Government insured/guaranteed (4)	446	982
Non-government insured/guaranteed	414	671
Non-residential real estate	565	956
Operating lease assets	3,782	2,714
Due from customers on acceptances	273	201
Other (5)	17,887	16,156
Total other assets	$100,782	99,057

(1)
Reflects auction rate perpetual preferred equity securities that were reclassified during 2015 with a cost basis of $689 million (fair value of $640 million) from available-for-sale securities because they do not trade on a qualified exchange.

(2)	Represents low income housing tax credit investments.

(3)	Represents nonmarketable equity investments for which we have elected the fair value option. See Note 17 (Fair Values of Assets and Liabilities) for additional information.

(4)
Certain government-guaranteed residential real estate mortgage loans upon foreclosure are included in Accounts receivable. Both principal and interest related to these foreclosed real estate assets are collectible because the loans were predominantly insured by the FHA or guaranteed by the VA.

(5)
Includes derivatives designated as hedging instruments, derivatives not designated as hedging instruments, and derivative loan commitments, which are carried at fair value. See Note 16 (Derivatives) for additional information.

Table 7.4 presents income (expense) related to nonmarketable equity investments.
Table 7.4: Nonmarketable Equity Investments

	Year ended December 31,
(in millions)	2015	2014	2013
Net realized gains from nonmarketable equity investments	$1,659	1,479	1,158
All other	(743)	(741)	(287)
Total	$916	738	871

Low Income Housing Tax Credit Investments We invest in affordable housing projects that qualify for the low income housing tax credit, which is designed to promote private development of low income housing. These investments generate a return primarily through realization of federal tax credits.
Total low income housing tax credit (LIHTC) investments were $8.3 billion and $7.3 billion at December 31, 2015 and 2014, respectively. In 2015, we recognized pre-tax losses of $708 million related to our LIHTC investments. We also recognized a total tax benefit of $1.1 billion in 2015, which included a tax credit of $829 million recorded in income taxes. We are periodically required to provide additional financial support during the investment period. Our liability for these unfunded commitments was $3.0 billion at December 31, 2015, of which predominantly all is expected to be paid over the next three years. This liability is included in long-term debt.